Revenue and segment information - Summary of Reconciliation of Segment Profits to Loss for the Year (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of reconciliation of segment profits to loss for the year [line items]
Loss for the year	¥ (502,598)	$ (78,869)	¥ (3,069,043)	¥ (676,034)
Material reconciling items
Disclosure of reconciliation of segment profits to loss for the year [line items]
Loss for the year	(502,598)		(3,069,043)	(676,034)
Material reconciling items | Total segment profits
Disclosure of reconciliation of segment profits to loss for the year [line items]
Loss for the year	337,967		260,217	144,990
Material reconciling items | Operating expenses
Disclosure of reconciliation of segment profits to loss for the year [line items]
Loss for the year	(855,815)		(528,593)	(451,860)
Material reconciling items | Finance (costs) /income - net
Disclosure of reconciliation of segment profits to loss for the year [line items]
Loss for the year	¥ 15,250		22,703	(9,221)
Material reconciling items | Losses from financial instruments with preferred rights
Disclosure of reconciliation of segment profits to loss for the year [line items]
Loss for the year			¥ (2,823,370)	¥ (359,943)